Note 1 - Description of Business and Recent Developments	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Notes to Financial Statements
Nature of Operations [Text Block]
1.	Nature of Business

GeoVax Labs, Inc., headquartered in the Atlanta, Georgia metropolitan area, is a clinical-stage biotechnology company incorporated under the laws of the State of Delaware. GeoVax Labs, Inc. and its wholly owned subsidiary, GeoVax, Inc., a Georgia corporation, are collectively referred to herein as “GeoVax” or “the Company”.

The Company is focused on developing human vaccines for many of the world’s most threatening infectious diseases and therapies for solid tumor cancers using novel proprietary platforms. GeoVax’s lead clinical program is GEO-CM04S1, a next-generation COVID-19 vaccine for which it was recently awarded a BARDA-funded contract to sponsor a 10,000-participant Phase 2b clinical trial to evaluate the efficacy of GEO-CM04S1 versus an approved COVID-19 vaccine. In addition, GEO-CM04S1 is currently in three Phase 2 clinical trials, being evaluated as (1) a primary vaccine for immunocompromised patients such as those suffering from hematologic cancers and other patient populations for whom the current authorized COVID-19 vaccines are insufficient, (2) a booster vaccine in patients with chronic lymphocytic leukemia (CLL) and (3) a more robust, durable COVID-19 booster among healthy patients who previously received the mRNA vaccines. In addition, the lead oncological clinical program is Gedeptin®, a novel oncolytic solid tumor gene-directed therapy, which is currently in a multicenter Phase 1/2 clinical trial for advanced head and neck cancers. Additional preclinical research and development programs include preventive vaccines against Mpox (formerly known as monkeypox), hemorrhagic fever viruses (Ebola Zaire, Ebola Sudan, and Marburg), and Zika virus, as well as immunotherapies for solid tumors.

1.	Nature of Business

GeoVax Labs, Inc., headquartered in the Atlanta, Georgia metropolitan area, is a clinical-stage biotechnology company incorporated under the laws of the State of Delaware. GeoVax Labs, Inc. and its wholly owned subsidiary, GeoVax, Inc., a Georgia corporation, are collectively referred to herein as “GeoVax” or the “Company”.

The Company is focused on developing immunotherapies and vaccines against cancers and infectious diseases using novel vector vaccine platforms. GeoVax’s product pipeline includes ongoing human clinical trials for a next-generation Covid-19 vaccine and a gene-directed therapy for advanced head and neck cancer. Additional preclinical research and development programs include preventive vaccines against Mpox (monkeypox), hemorrhagic fever viruses (Ebola Zaire, Ebola Sudan, Marburg, and Lassa Fever) Zika virus, and malaria, as well as immunotherapies for solid tumors.